Fair Value Measurements (Details) - Schedule of the key inputs measured at fair value - $ / shares		9 Months Ended
	Feb. 12, 2021	Sep. 30, 2021
Schedule of the key inputs measured at fair value [Abstract]
Exercise price	$ 11.50	$ 11.50
Stock price	$ 10.87	$ 10.11
Volatility	20.00%	31.30%
Term	5 years	5 years
Risk-free rate	0.50%	0.98%